INVENTORY	12 Months Ended
Aug. 31, 2014
Notes to Financial Statements
NOTE 4 - INVENTORY

All of the Company’s products are produced by a third party food and beverage manufacturer that specializes in the manufacturing of aseptic and extended shelf life beverages and foods. After the product is manufactured, it is stored in third party warehouses until sold and distributed to the retailer.

Inventory is carried at the lower of cost or market, as determined in the first-in, first-out method and is periodically evaluated for obsolescence.

	August 31,
	2014	2013
Unfinished Product Inventory	$174,082	$-
Finished Product Inventory	406,525	-
	$580,607	$-